Nature of Operations and Going Concern - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 30,700,000	$ 22,435,074	$ 16,141,322
Retained deficit	$ 65,473,000	$ 59,093,845	$ 38,083,304